Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

(20)    Provisions

Details of provisions at 31 December 2023 and 2022 are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Provisions for pensions and similar obligations (a)	100,159	94,071
Other provisions	16,766	15,992
Non-current provisions	116,925	110,063

Trade provisions	39,695	39,693
Other provisions	8,111	16,646

Current provisions	47,806	56,339

The movement in non-current and current provisions is as follows:

	Thousands of Euros
	Reference	31/12/2023	31/12/2022	31/12/2021
Opening balance		166,402	55,529	38,446

Business combinations	Note 3	0	138,476	32
Net charges		28,696	12,588	15,664
Net cancellations		(19,571)	(9,091)	(794)
Transfers		(9,550)	(33,575)	(673)
Translation differences		(1,246)	2,475	2,854

Closing balance		164,731	166,402	55,529

(a)	Pension plan

At 31 December 2023, 2022 and 2021, the balance of provisions for pensions and similar mainly includes provisions made by the Biotest Group in relation to retirement benefit obligations and foreign personal commitments with employment.

Benefits are based on the employee’s length of service and salary. Retirement benefit obligations relate mainly to employees of the Group’s German companies. Similar obligations are foreign obligations payable in a lump sum on retirement and obligations of the pension savings plan. These plans are voluntary pension plans not subject to statutory or legal obligations. The amount of the pension obligations is mainly dependent on interest rate movements and the life expectancy of the participants.

In financial year 2023, assets of Euros 10,757 thousand, were mainly held by a trustee, company of the group, under a contractual trust arrangement (CTA) as external insolvency insurance for portions of the occupational pension scheme (Euros 8,622 thousand at 31 December 2022). Since the transferred funds qualify as plan assets in accordance with IAS 19, provisions for pensions and similar obligations were netted with the transferred assets. As a result, provisions for pensions and similar obligations were reduced accordingly.

At 31 December 2023 and 2022, the net defined benefit liability of the Group comprises the following:

	Thousands of Euros
	31/12/2023	31/12/2022
From pension plans	95,721	88,086
From similar obligations	15,195	14,607
Net present value of defined benefit obligations	110,916	102,693

For pension plans	8,738	7,033
For similar obligations	2,019	1,589
Fair value of plan assets	10,757	8,622

From pension plans	86,983	81,054
From similar obligations	13,176	13,017
Net defined benefit liability	100,159	94,071

The costs for the defined benefit plans consist of the following components:

	Thousands of Euros
	31/12/2023	31/12/2022
Current service cost	5,204	3,563
Net interest expenses	3,536	799
Total expenses recognised in profit and loss	8,740	4,362

Actuarial losses due to experience adjustments	(1,131)	1,294
Actuarial gains due to changes in financial assumptions	4,200	(35,302)
Actuarial gains from changes in demographic assumptions	0	(6)
Return on plan assets (excluding amounts included in net interest expense)	(227)	755
Revaluation recognised directly in other comprehensive income	2,842	(33,259)

Defined benefit costs	11,582	(28,897)

In financial year 2023, actuarial losses of Euros (3,069) thousand are recognized in other comprehensive income (actuarial profits of Euros 34,014 thousand at 31 December 2022).  Of this amount, Euros (4,200) thousand resulted from changes in actuarial assumptions (Euros 35,302 thousand of profits at 31 December 2022), which is mainly due to the decrease in the actuarial interest rate in the main plans in Germany from 3.9% to 3.4% (increase in the actuarial interest rate in the main plans in Germany from 1.1% to 3.9% in 2022).

The following table shows the reconciliation of the net present value of the defined benefit obligation (DBO):

	Thousands of Euros
	31/12/2023	31/12/2022
Net present value of defined benefit obligation	102,693	132,543

Current service cost	5,136	5,441
Interest expense	3,536	849
Expenses recognised in the statement of profit and loss	8,672	6,290

Actuarial losses due to experience adjustments	(1,131)	1,294
Actuarial gains due to changes in financial assumptions	4,200	(35,302)
Actuarial gains from changes in demographic assumptions	0	(6)
Revaluation recognised directly in other comprehensive income	3,069	(34,014)

Pension benefits paid	(3,518)	(2,126)

Net present value of defined benefit obligations at 31 December	110,916	102,693

The following table shows the reconciliation of the fair value of plan assets:

	Thousands of Euros
	31/12/2023	31/12/2022
Fair value of plan assets	8,622	6,844

Interest income	95	50
Income recognised in the consolidated statement of income	95	50

Return on plan assets (excluding amounts included in net interest expenses)	(108)	(416)
Revaluations recognised directly in the statement of comprehensive income	(108)	(416)

Contribution by the employer	2,208	2,135
Payments from plan assets	(60)	9

Fair value of plan assets as of 31 December	10,757	8,622

The following payments are expected to be made in subsequent years based on the current pension obligations of the Group:

	Thousands of Euros
	31/12/2023	31/12/2022
In the next 12 months	5,239	4,468
Between 2 and 5 years	22,369	21,629
Between 5 and 10 years	31,307	31,124
After 10 years	122,746	121,070
Total expected payments	181,661	178,291

The weighted average term of the defined benefit plans is 11.6 years as of 31 December 2023 (11.7 years at 31 December 2022).

Plan assets of the Group were invested in the following asset classes as of the reporting date:

	Thousands of Euros
	31/12/2023	31/12/2022
Cash and cash equivalents	102	187
Financial investment	2,750	1,000
Fund shares	7,905	7,435
Total expected payments	10,757	8,622

The plan assets transferred are invested in accordance with defined investment principles, whereby the maturity or termination option of the financial instruments must always be selected in such a way that the association can meet its payment obligations. In accordance with the investment principles, the assets can be invested in Euro time deposits as well as domestic government bonds, mortgage bonds or fund units in money market funds or corporate bonds, all in Euro. Loans can also be issued to the Group companies against the corresponding guarantees. A minimum rating of A- is required for all financial instruments.

The calculation of the pension plans is based on the following actuarial assumptions:

	31/12/2023	31/12/2022
Discount rate	3.4%	3.9%
Expected return on plan assets	1.7%	1.1%
Rate of increase for wages and salaries	3.4%	3.4%
Rate of interest for pensions	2.0%	2.2%
Employee turnover rate	3.0%	3.0%

Actuarial assumptions are mainly based on historical empirical values with the exception of the discount rate. The calculation was based on the published Heubeck 2018 G mortality tables.

Under IAS 19.145, the effect of any possible changes to parameters for the underlying assumptions used to calculate the pension obligations must be disclosed in the sensitivity analysis. Only changes that are realistically expected to occur in the following financial year are to be considered.

The actuarial rate of interest, salary trend, pension trend and life expectancy are regarded as material assumptions. These parameters are shown in the following overview together with information on the parameter changes and their impact on the net present value calculation as of 31 December 2023.

	Thousands of Euros
		Impact on the
	Parameter change	pension obligation
Rate of interest	Increase by 50 basis points	(5,411)
Rate of interest	Decrease by 50 basis points	5,510
Salary trend	Increase by 50 basis points	159
Salary trend	Decrease by 50 basis points	(154)
Pension trend	Increase by 100 basis points	6,737
Pension trend	Decrease by 100 basis points	(5,729)
Life expectancy	Increase by one year	3,185

The impact on the net present value calculation as of 31 December 2022 is as follows:

	Thousands of Euros
		Impact on the
	Parameter change	pension obligation
Rate of interest	Increase by 50 basis points	(4,906)
Rate of interest	Decrease by 50 basis points	5,414
Salary trend	Increase by 50 basis points	171
Salary trend	Decrease by 50 basis points	(166)
Pension trend	Increase by 100 basis points	6,227
Pension trend	Decrease by 100 basis points	(5,310)
Life expectancy	Increase by one year	2,916

An amount of Euros 12,100 thousand (Euros 12,158 thousand at 31 December 2022) was recognized as an expense for defined contribution plans and is broken down as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Defined contribution plans of the Company	38	134
Employer contributions to statutory pension scheme	12,062	12,024
	12,100	12,158
(3)